Lease liabilities - Maturity analysis of operating lease payments (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Lease liabilities
Gross lease liabilities	€ 175,987	€ 167,376
Less than 1 year
Lease liabilities
Gross lease liabilities	39,476	37,824
Year 2
Lease liabilities
Gross lease liabilities	35,801	32,651
Year 3
Lease liabilities
Gross lease liabilities	26,739	26,034
Beyond three years
Lease liabilities
Gross lease liabilities	€ 73,971	€ 70,867